Net Profit/Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Profit/Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Profit/(Loss) Per Share

The computation of the Company’s basic and diluted net profit/(loss) per share is as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Numerator:
Net profit/(loss)-continuing operations	$6,296,515	$(1,704,994)	$(9,641,098)
Net profit/(loss) – discontinued operations	-	6,908,558	(712,414)
Total net profit/(loss)	6,296,515	5,203,564	(10,353,512)

Denominator:
Weighted-average shares outstanding-Basic	4,104,283	654,419	495,877
Stock options and restricted shares	-	588,767	-
Weighted-average shares outstanding-Diluted	4,104,283	1,243,186	495,877
Loss per share-continuing operations
-Basic	$1.53	$(2.61)	$(19.44)
-Diluted	$1.53	$(2.61)	$(19.44)

Profit/(Loss) per share-discontinued operations
-Basic	$-	$10.56	$(1.44)
-Diluted	$-	$5.56	$(1.44)